Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩ 38,933	₩ 13,991	₩ 6,908
Others	33,017	18,006	59,640
Other operating income	71,950	31,997	66,548
Other Operating Expenses:
Communication	35,507	27,973	31,196
Utilities	297,049	299,825	277,497
Taxes and dues	37,290	27,819	35,020
Repair	353,321	333,101	326,076
Research and development	387,675	395,276	344,787
Training	35,574	32,853	33,303
Bad debt for accounts receivable - trade	38,211	34,584	37,820
Travel	27,910	24,095	25,263
Supplies and other	130,008	111,170	113,930
Loss on disposal of property and equipment and intangible assets	87,257	60,086	63,797
Impairment loss on other investment securities	3,157	9,003	24,033
Impairment loss on property and equipment and intangible assets	255,839	54,946	24,506
Donations	59,012	112,634	96,633
Bad debt for accounts receivable - other	7,718	5,793	40,312
Others	26,876	101,589	49,593
Other operating expenses	₩ 1,782,404	₩ 1,630,747	₩ 1,523,766